Label	Element	Value
SIIT LARGE CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Large Cap Index Fund invests substantially all of its assets (at least 80%) in securities listed in the Russell 1000 Index. The Russell 1000 Index (the Index) measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on their market capitalization. The Fund's investment performance will depend on the Fund's tracking of the Index and the performance of the Index. The Fund's ability to replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser generally will attempt to invest in securities composing the Index in approximately the same proportions as they are represented in the Index. It may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Sub-Adviser may employ a sampling or optimization technique to replicate the Index. In seeking to replicate the performance of the Index, the Fund may invest, to a lesser extent, in American Depositary Receipts (ADRs). The Fund may also invest in securities of companies located in developed foreign countries and securities of small capitalization companies. The Sub-Adviser may, but is not required to, sell an investment if the merit of the investment has been substantially impaired by extraordinary events, such as fraud or a material adverse change in an issuer, or adverse financial conditions. The Fund's return may not match the return of the Index. The Index's market capitalization range and the composition of the Index are subject to change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may underperform other segments of the equity markets or the equity markets as a whole. The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the index's components and other factors.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years, and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.00% (03/31/19) Worst Quarter: -14.64% (09/30/11) The Fund's total return from January 1, 2020 to June 30, 2020 was -2.86%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees,expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIIT LARGE CAP INDEX FUND | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index Return (reflects no deduction for fees,expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2002
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	42
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	73
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 166
Annual Return 2010	rr_AnnualReturn2010	16.07%
Annual Return 2011	rr_AnnualReturn2011	1.47%
Annual Return 2012	rr_AnnualReturn2012	16.32%
Annual Return 2013	rr_AnnualReturn2013	33.12%
Annual Return 2014	rr_AnnualReturn2014	13.21%
Annual Return 2015	rr_AnnualReturn2015	0.90%
Annual Return 2016	rr_AnnualReturn2016	12.05%
Annual Return 2017	rr_AnnualReturn2017	21.59%
Annual Return 2018	rr_AnnualReturn2018	(4.80%)
Annual Return 2019	rr_AnnualReturn2019	31.38%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2002
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.94%